Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss	$ (22,130)	$ (818)	$ (20,034)	$ (39,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	246	230	472	449
Amortization of intangible assets	878	636	1,543	841
Impairment of long-lived assets			1,333
Issuance of warrants in connection with notes payable, charged to interest expense		884	1,023	2,983
Change in fair value of earnout liability	(280)	(29,938)	(31,879)
Change in fair value of warrants	(625)	(46)
Change in fair value of PIPE make-whole liability		(432)	(830)
Change in fair value of SAFEs			10	655
Merger-related transaction costs expensed		4,009	4,009
Private placement costs			2,894
Stock-based compensation	13,154	14,146	21,383	15,476
Deferred income taxes	(13)	(1,296)	(2,432)	66
Loss on disposal of assets	417
Other non-cash items	251		(732)	(117)
Changes in operating assets and liabilities, net of acquisitions of businesses:
Accounts receivable	1,134	(23)	(1,817)	385
Inventory	619	113	(105)	251
Prepaid expenses and other current assets	(105)	(257)	(86)	298
Other assets			146
Accounts payable	2,161	1,358	3,862	1,390
Accrued expenses and other current liabilities	2,777	(255)	2,852	2,318
Net cash used in operating activities	(1,516)	(11,689)	(18,388)	(14,626)
Investing activities
Acquisition of property and equipment		(1,110)	(44)
Acquisitions of businesses, net of cash acquired	(16)	(40)	(1,064)	(633)
Net cash used in investing activities	(16)	(1,150)	(1,108)	(633)
Financing activities
Proceeds from issuance of common stock	600	3,286	3,529	13,513
Proceeds from issuance of common stock warrants			3,585
Proceeds from exercise of stock options			225
Proceeds from issuance of notes payable	1,725	246	998	2,156
Proceeds from issuance of notes payable - related parties			450	730
Proceeds from issuance of convertible notes		200	200	250
Proceeds from exercise of common stock warrants	15		4	909
Principal payments on notes payable	(119)	(1,177)	(1,749)	(825)
Principal payments on notes payable - related parties		(1,030)	(1,463)	(630)
Deferred consideration paid for acquisition of business	(174)		(174)
Proceeds from the Merger and PIPE		21,014	21,014
Merger-related transaction costs paid		(6,796)	(6,946)	(933)
Net cash provided by financing activities	2,047	15,743	19,673	15,170
Net increase (decrease) in cash	515	2,904	177	(89)
Cash, beginning of period	266	89	89	178
Cash, end of period	781	2,993	266	89
Supplemental cash flow information
Cash paid for interest	255	368	521	58
Cash paid for income taxes
Non-cash investing and financing activities:
Settlement of notes payable and other liabilities in common stock	1,245
Issuance of Class A Common Stock for RaGE earnout	1,752
Unpaid Merger-related transaction costs		1,575	1,423	3,192
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.		8,856	8,856
Class A common stock issued for acquisition of RaGE Systems, Inc.			7,682
Unpaid purchase consideration for acquisitions of businesses		886	2,174
Conversion of notes to common stock				943
Issuance of common stock to service providers				387
Conversion of SAFEs to common stock		1,522	1,522	1,126
Deemed dividend from warrant price adjustment		661	661
Issuance of warrants in connection with notes payable, recorded as debt discount		$ 107	$ 183	$ 790